                                                    Registration Number  2-14290

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington D. C.  20549

                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Post-Effective Amendment No. 49

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

    Amendment No. 49

                          Mairs and Power Growth Fund, Inc.

-------------------------------------------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)

                         W-2062 First National Bank Building
                                 332 Minnesota Street
                               St. Paul, MN  55101-1363
-------------------------------------------------------------------------------
(Address of Principal Executive Offices)      (Zip Code)

Registrant's Telephone Number, Including Area Code: (612) 222-8478

                           George A. Mairs, III, President
                         W-2062 First National Bank Building
                                 332 Minnesota Street
                                 St. Paul, MN  55101-1363
-------------------------------------------------------------------------------
                       (Name  and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

/ /      immediately upon filing pursuant to paragraph  (b)
/X/      on April 30, 1997 pursuant to paragraph   (b)
/ /      60 days after filing pursuant to paragraph  (a)
/ /      on (date) pursuant to paragraph  (a)  of Rule 485

----------------------------------------------------------------------------

The registrant has registered an indefinite number of shares of Common Stock, par value $.01 per share, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. On February 25, 1997, the registrant filed a Rule 24f-2 Notice for the fiscal year ended December 31, 1996.

                          MAIRS AND POWER GROWTH FUND, INC.
                          ---------------------------------

                                CROSS REFERENCE SHEET
                                ---------------------

Form N-1A Item
--------------

Part A - Prospectus                       Heading in Prospectus
-------------------                       ---------------------

1.  Cover Page                            Prospectus

2.  Synopsis                              Fund Expenses

3.  Condensed Financial Information       Financial Highlights

4.  General Description of Registrant     Investment Objective and Policies; the
                                          Fund; Risks

5.  Management of the Fund                Management of the Fund

5A. Management's Discussion of Fund       Management's Discussion of
    Performance                           Fund Performance

6.  Capital Stock and Other Securities    The Fund; Distributions and Tax
                                          Consequences

7.  Purchase of Securities Offered        Purchasing Shares; Determining Net
                                          Asset Value Per Share

8.  Redemption or Repurchase              Redeeming Shares

9.  Pending Legal Proceedings             Not Applicable

Part B - Statement of Additional          Heading in Statement of Additional
Information                               Information
--------------------------------          -----------------------------------

10. Cover Page                            Statement of Additional Information

1.  Table of Contents                     Table of Contents

12. General Information and History       Not Applicable

13. Investment Objectives and Policies    Investment Objective and Policies;
                                          Investment Limitations; Portfolio
                                          Turnover

14. Management of the Fund                Officers and Directors

                          MAIRS AND POWER GROWTH FUND, INC.
                          ---------------------------------

                                CROSS REFERENCE SHEET
                                ---------------------

Form N-1A Item
--------------

                                              Heading in Statement of Additional
Part B - Statement of Additional Information  Information
--------------------------------------------  ----------------------------------

15.  Control Persons and Principal Holders     Officers and Directors; Principal
     of Securities                             Holders of Securities

16.  Investment Advisory and Other Services    Investment Adviser; Transfer
                                               Agent and Custodian

17.  Brokerage Allocation and Other Practices  Portfolio Transactions

18.  Capital Stock and Other Securities        (Included in Prospectus Under
                                               "The Fund")

19.  Purchase, Redemption and Pricing of       Purchasing and Redeeming Shares
     Securities Being Offered

20.  Tax Status                                (Included in Prospectus Under
                                               "Distributions and Tax
                                               Consequences")

21.  Underwriters                              Not Applicable

22.  Calculation of Performance Data           Not Applicable

23   Financial Statements                      Financial Statements

                                                 MAIRS AND POWER
                                                 GROWTH FUND, INC.
                                                 W-2062 FIRST NATIONAL BANK
                                                 BLDG.
                                                 332 MINNESOTA STREET
                                                 ST. PAUL, MN 55101-1363
                                                 1-800-304-7404

                                           OBJECTIVE
                                                 The objective of the Fund is to
                                                 provide shareholders with a
                                                 diversified holding of
                                                 securities which appear to
                                                 offer marked possibilities for
                                                 long-term appreciation.
                                                 Normally these will be common
                                                 stocks.

                                                 This Prospectus, which should
                                                 be retained for future
                                                 reference, is designed to set
                                                 forth concisely the information
                                                 you should know before you
                                                 invest. A "Statement of
                                                 Additional Information" dated
                                                 April 30, 1997, and
                                                 incorporated herein by
                                                 reference, has been filed with
                                                 the Securities and Exchange
                                                 Commission. A copy of the
                                                 Statement may be obtained,
                                                 without charge, by writing to
                                                 or calling the Fund.
PROSPECTUS
April 30, 1997

                                           A NO-LOAD FUND

                                                 There is no sales charge for
                                                 the purchase or sale of Fund
                                                 shares.

                                                 THESE SECURITIES HAVE NOT BEEN
                                                 APPROVED OR DISAPPROVED BY THE
                                                 SECURITIES AND EXCHANGE
                                                 COMMISSION OR ANY STATE
                                                 SECURITIES COMMISSION, NOR HAS
                                                 THE SECURITIES AND EXCHANGE
                                                 COMMISSION OR ANY STATE
                                                 SECURITIES COMMISSION PASSED
                                                 UPON THE ACCURACY OR ADEQUACY
                                                 OF THE PROSPECTUS. ANY
                                                 REPRESENTATION TO THE CONTRARY
                                                 IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS

Fund Expenses...............................................      2
Condensed Financial Information.............................      3
Financial Highlights Chart..................................      3
Investment Objective and Policies...........................      4
Management of the Fund......................................      4
Management's Discussion of Fund Performance.................      5
Comparison Chart (Fund, S & P 500 Index, Consumer Price
 Index).....................................................      5
The Fund....................................................      6
Purchasing Shares...........................................      6
Redeeming Shares............................................      7
Distributions and Tax Consequences..........................      8
Determining Net Asset Value Per Share.......................      9
Other Services..............................................      9
Risks.......................................................     10

--------------------------------------------------------------------------------

FUND EXPENSES

  The purpose of the following table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly, and importantly, to compare the expense of an investment in the Fund with other similar investments.

                 SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases.....................  None
Maximum Sales Load Imposed on Reinvested Dividends and Other
 Distributions..............................................  None
Deferred Sales Load.........................................  None
Redemption Fees.............................................  None
Exchange Fee................................................  None

ANNUAL FUND OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1996
                (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees.............................................  0.60%
12b-1 Fees..................................................  0.00
Other Expenses..............................................  0.29
                                                              -----
Total Operating Expenses....................................  0.89%
                                                              -----

                EXAMPLE                    1 Year   3 Years   5 Years   10 Years
                                          --------  --------  --------  ---------

You would pay the following expenses on
a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the
end of each time period:                     $9       $29       $50       $110

Although this example is based on actual expenses in the most recent year it should not be considered a representation of past or future expenses; actual expenses in future years may be greater or less than those shown.

CONDENSED FINANCIAL INFORMATION

  The following table shows certain important financial information which may be helpful in evaluating the Fund's results. The information is derived from the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors. The financial statements and auditors' report may be found in the Fund's most recent annual report which may be obtained, without charge, by writing to or calling the Fund at the number listed on the front of this Prospectus.

                              FINANCIAL HIGHLIGHTS
            (SELECTED PER SHARE DATA AND RATIOS -- FOR EACH SHARE OF
               CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        YEAR ENDED DECEMBER 31
                                        1996     1995     1994     1993     1992     1991     1990     1989     1988      1987
                                      ------------------------------------------------------------------------------------------
PER SHARE
Net asset value, beginning of year    $  56.64  $ 39.37  $ 38.84  $ 35.91  $ 34.78  $ 25.94  $ 26.11  $ 22.21  $ 21.68  $  24.88
Investment operations:
  Net investment income                   0.75     0.51     0.67     0.43     0.41     0.38     0.42     0.42     0.41      0.37
  Net realized and unrealized gains
   (losses) on investments               14.19    18.83     1.49     4.15     2.28    10.43     0.53     5.74     1.74    (0.80)
                                      --------  -------  -------  -------  -------  -------  -------  -------  -------  --------
Total from investment operations         14.94    19.34     2.16     4.58     2.69    10.81     0.95     6.16     2.15    (0.43)
Less distributions:
  Dividends (from net investment
   income)                              (0.71)   (0.56)   (0.65)   (0.43)   (0.40)   (0.39)   (0.42)   (0.43)   (0.41)    (0.48)
  Distributions (from capital gains)    (1.39)   (1.51)   (0.98)   (1.22)   (1.16)   (1.58)   (0.70)   (1.83)   (1.21)    (2.29)
                                      --------  -------  -------  -------  -------  -------  -------  -------  -------  --------
Total distributions                     (2.10)   (2.07)   (1.63)   (1.65)   (1.56)   (1.97)   (1.12)   (2.26)   (1.62)    (2.77)
                                      --------  -------  -------  -------  -------  -------  -------  -------  -------  --------
Net asset value, end of year          $  69.48  $ 56.64  $ 39.37  $ 38.84  $ 35.91  $ 34.78  $ 25.94  $ 26.11  $ 22.21  $  21.68
                                      --------  -------  -------  -------  -------  -------  -------  -------  -------  --------
                                      --------  -------  -------  -------  -------  -------  -------  -------  -------  --------
TOTAL INVESTMENT RETURN                  26.4%    49.3%     5.6%    12.9%     7.8%    42.1%     3.7%    28.1%    10.0%    (2.3)%
                                      --------  -------  -------  -------  -------  -------  -------  -------  -------  --------
                                      --------  -------  -------  -------  -------  -------  -------  -------  -------  --------
NET ASSETS, END OF YEAR
  (000'S OMITTED)                      150,162   70,537   41,890   39,081   34,363   31,441   22,501   22,630   20,630    19,816
RATIOS/SUPPLEMENTAL DATA:
  Ratio of expenses to average net
   assets                                0.89%    0.99%    0.99%    0.98%    1.00%    1.09%    1.05%    1.07%    1.11%     1.04%
  Ratio of net investment income to
   average net assets                    1.18%    1.00%    1.74%    1.15%    1.19%    1.18%    1.65%    1.63%    1.78%     1.34%
  Portfolio turnover rate                3.19%    3.87%    5.09%    4.39%    4.19%    4.54%    4.88%    2.11%    4.11%     2.71%
  Average commission rate paid        $  .1568        -        -        -        -        -        -        -        -         -

INVESTMENT OBJECTIVE AND POLICIES

  The Fund's objective is to provide its shareholders with a diversified holding of securities which appear to offer marked possibilities for long-term capital appreciation. It is expected that common stocks will continue to be the primary emphasis in the portfolio. Preference is given to holdings in high quality companies characterized by reasonably predictable earnings, above average return on equity, market dominance and financial strength. Because we recognize that smaller capitalization companies provide somewhat higher returns over longer time frames, some emphasis is placed on small to medium sized companies, generally located in our geographic region, that may be under-owned by institutional investors. Assets of the Fund will be reasonably fully invested at all times. Cash, bank certificates of deposit and short-term debt securities may be held in modest amounts to provide a reserve for future purchases or better enable the Fund to achieve its objective. Portfolio turnover is expected to be modest in relation to comparable mutual funds.

  A detailed description of the Fund's investment limitations is contained in the Statement of Additional Information. Such limitations are fundamental policies which cannot be changed without the approval of a majority of the Fund's shareholders, as defined in the Statement of Additional Information. The Fund will not invest in oil, gas or other mineral leases and real estate limited partnership interests.

MANAGEMENT OF THE FUND

  The Board of Directors has overall responsibility for the Fund. The Fund employs Mairs and Power, Inc., W-2062 First National Bank Building, 332 Minnesota Street, St. Paul, Minnesota 55101-1363, to manage the Fund's investment portfolio and certain other business affairs under a contract that compensates Mairs and Power, Inc. at the rate of one-twentieth of one percent of the Fund's month-end net asset value (0.6% annually), computed and paid each month. Mairs and Power, Inc. has managed mutual funds since 1958 and has provided investment counsel services in St. Paul since 1931.

  George A. Mairs, III, President of Mairs and Power, Inc. is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Mairs has been an officer and director of Mairs and Power, Inc. since 1961.

  Firstar Trust Company acts as the Fund's Transfer Agent and Dividend Disbursing Agent and is reimbursed for all expenditures incurred in the discharge of these duties. Prior to May 1, 1996, Mairs and Power, Inc. acted as Transfer Agent and Dividend Disbursing Agent for the Fund. The ratio of the transfer agent fee to average net assets in 1996 was 0.08%.

  Effective May 1, 1996, Firstar Trust Company was retained as Custodian for the Fund pursuant to the terms of a custodial agreement which must be approved annually by the Board of Directors. Prior to May 1, 1996, Norwest Bank Minnesota, N.A. acted as Custodian for the Fund. Firstar Trust Company controls all securities and cash for the Fund, receives and pays for securities purchased, delivers against payment for securities sold, receives and collects income from investments, makes all payments for Fund expenses and performs other administrative services, all as directed in writing by authorized officers of the Fund. The ratio of the custodial fee to average net assets in 1996 was 0.02%.

  The ratio of the management fee to average net assets in 1996 was 0.6%; the ratio of total Fund operating expenses to average net assets ("expense ratio") was 0.89%. Mairs and Power, Inc. has agreed with the Fund that the expense ratio will not exceed the lowest expense limitation of any state in which the Fund's shares are sold.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

1996 IN REVIEW

  1996 was an excellent year for Mairs and Power Growth Fund shareholders. The Fund achieved a 26.4% return for the year after adjustment for reinvestment of cash dividends and the capital gain distribution. This compares favorably with a return of 23.0% for the Standard & Poor's 500 Stock Index and 19.5% for the average diversified U.S. stock fund.

  The strong stock market in 1996 was largely a reflection of the solid, non-inflationary growth which took place in the U.S. economy, which expanded an inflation-adjusted 3.4% from the fourth quarter of 1995 to the fourth quarter of 1996. Corporate earnings once again exceeded general expectations with earnings for the S&P 500 rising about 10%. The profits now being reported by U.S. companies are of the highest quality in many years because inflation is not a factor and accounting standards have become increasingly conservative. Investors were further encouraged by the fact that the U.S. economy continues to grow more rapidly than those of either Japan or Western Europe, which has resulted in pronounced strength in the U.S. dollar on foreign currency exchanges. Also, fiscal policy continues to move in a more conservative direction and in fiscal 1996 the federal deficit declined to 1.5% of GDP, down from 4.9% in 1992. Furthermore, policy-makers appear intent on moving the country in the direction of further deficit reduction.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
  IN FUND, S & P 500 INDEX, AND THE CONSUMER PRICE
                        INDEX
                                                            Fund        S&P        CPI
1986                                                       10000      10000      10000
1987                                                        9767      10520      10370
1988                                                       10742      12266      10795
1989                                                       13757      16142      11313
1991                                                       14262      15626      11924
1991                                                       20259      20392      12425
1992                                                       21847      21962      12798
1993                                                       24657      24180      13143
1994                                                       26045      24494      13498
1995                                                       38890      33690      13836
1996                                                       49157      41432      14292
AVERAGE ANNUAL TOTAL RETURN
                                                          1 Year     5 Year    10 Year
                                                           26.4%      19.4%      17.3%
Past investment results should not
be taken as necessarily representative
of future performance.

THE FUND

  The Fund is an open-ended, diversified management company which was incorporated in Minnesota in 1958. The fund has authorized capital stock of 10,000,000 shares, $0.01 par value per share. Each share entitles the holder to one vote at all meetings of Fund shareholders and to participate equally in dividends and distributions declared by the Fund, and in its remaining net assets on liquidation after satisfaction of outstanding liabilities. Fund shares are fully paid and non-assessable when issued, have no preemptive, conversion, or cumulative voting rights, are transferable without restrictions and are redeemable at net asset value.

PURCHASING SHARES

  Shares of the Fund may be purchased, with no sales charge, from Firstar Trust Company, the Fund's Custodian and Transfer Agent. The price per share will be the net asset value next computed after the time the application and funds are received in proper order by the Transfer Agent. The determination of net asset value for a particular day is applicable to all applications for the purchase of shares received at or before the close of trading on the New York Stock Exchange (the "Exchange") on that day (usually 3:00 p.m. Central time). Accordingly, purchase orders received on a day the exchange is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Applications for purchase of shares after the close of trading on the exchange will be based upon the net asset value as determined as of the close of trading on the next day the exchange is open.

  An initial purchase must be at least $2,500 ($1,000 for an IRA account) and each subsequent purchase must be at least $100, although the Fund reserves the right to waive or change these minimums at its discretion. All applications to purchase capital stock are subject to acceptance or rejection by authorized officers of the Fund and are not binding until accepted. Applications will not be accepted unless accompanied by payment in U.S. funds. Payment should be made by check drawn on a U.S. bank, savings and loan, or credit union. The Fund will not accept payment in cash or third party checks for the purchase of shares.

  The custodian will charge a $20 fee against a shareholder's account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds. It is the policy of the Fund not to accept applications under circumstances or in amounts considered disadvantageous to shareholders; for example, if an individual previously tried to purchase shares with a bad check, or the proper social security number or tax identification number is omitted, the Fund reserves the right not to accept future applications from such individual. The Fund reserves the right to reject any application which does not include a certified social security or tax identification number.

  Stock certificates will not ordinarily be issued unless the investor requests a certificate in writing. The Fund will invest the entire dollar amount of each purchase order in full and fractional Fund shares and, unless otherwise instructed, will reinvest all income dividends and capital gains distributions in additional full and fractional shares. Investors may, however, request that income dividends and/or capital gains distributions be paid in cash.

  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Custodian's post office box, of purchase applications does not constitute receipt by the Custodian or the Fund.

Mailing Address:    Mairs and Power Growth Fund, Inc.
                  Mutual Fund Services
                 P.O. Box 701
                 Milwaukee, WI 53201-0701

Overnight Deliveries -- Purchase orders, redemption requests or correspondence mailed by overnight courier should be sent to the fund at:

                  Mairs and Power Growth Fund, Inc.
                 Mutual Fund Services
                 615 East Michigan Street
                 Milwaukee, WI 53202-5207

REDEEMING SHARES

  Shareholders may redeem for cash all or a portion of their shares by instructing the Fund's Transfer Agent at its office in Milwaukee, Wisconsin. Shares will be redeemed at the net asset value next computed after the receipt of a redemption request and acceptance by the Fund. The determination of net asset value for a particular day is applicable to all requests for the redemption of shares received at or before the close of trading on the New York Stock Exchange (the "Exchange") on that day (usually 3:00 p.m. Central time). Requests received for redemption on a day the exchange is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Requests for redemption of shares received after the close of trading on the exchange will be based upon the net asset value as determined as of the close of trading on the next day the exchange is open. A redemption request must be in "good order" before the proceeds can be released. This means the following will be required:

(a) A letter of instruction or a stock assignment specifying the account number, number of shares or dollar amount to be redeemed, signed by all owners of the shares exactly as their names appear in the Fund's shareholder records. If certificates have been issued representing shares to be redeemed, they must accompany the letter.

(b) A guarantee of the signature of each owner by an eligible signature guarantor such as a U.S. commercial bank, trust company, or member of the New York Stock Exchange for redemption requests greater than $10,000.

(c) In the case of estates, trusts, guardianships, custodianships, corporations and pension and profit-sharing plans, other supporting legal documents may be required.

(d) A guarantee of the signature of each owner by an eligible signature guarantor such as a U.S. commercial bank, trust company, or member of the New York Stock Exchange, if the address of record has been changed within the 15 days preceding any liquidation.

  If the proceeds of any redemption are requested to be made payable to or sent to other than the address of record, the signature(s) on the request must be guaranteed by an eligible signature guarantor such as a commercial bank, trust company, or a member of the New York Stock Exchange.

  If any portion of the shares to be redeemed represents an investment made by check, the Fund may delay the payment of the redemption proceeds until the transfer agent is reasonably satisfied that the check has been collected, which may take up to twelve days from the purchase date.

  Payment for shares redeemed will be mailed to you typically within one or two business days, but no later than the seventh business day after receipt by the Transfer Agent of the redemption request in good order, or within such shorter period as may legally be required. If payment of liquidation proceeds is to be made by Fed wire transfer, a $12 wire fee will be applied.

  The Fund may be required to withhold federal income tax at a rate of 31% (backup withholding) from dividend payments, distributions, and redemption proceeds if a shareholder fails to furnish the Fund with his or her social security or tax identification number. The shareholder also must certify that the number is correct and that he or she is not subject to backup withholding. The certification is included as part of the share purchase application form. If the shareholder does not have a social security number, he or she should indicate on the purchase form that an application to obtain a number is pending. The Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.

  No redemption request will become effective until all documents have been received in proper form by the Transfer Agent. The shareholder should contact the Transfer Agent for further information concerning documentation required for a redemption of Fund shares.

  Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will be subject to withholding.

  The right of redemption may be suspended or the date of payment may be postponed (1) during weekend or holiday closings, or when trading is restricted as determined by the Securities and Exchange Commission ("SEC"), (2) during any period when an emergency exists as determined by the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to fairly determine the value of its net assets, and (3) for such a period as the SEC may permit. A redemption order may not be canceled or revoked by the shareholder once it has been received and accepted by the Fund. Since the redemption price is the net asset value per share determined at the same time and in the same manner as for a purchase order received at that time, it reflects the market value of the Fund's investments at the time of redemption. This value may be more or less than the price originally paid for the shares, and the investor may realize a gain or loss on redemption.

DISTRIBUTIONS AND TAX CONSEQUENCES

  The Fund distributes all of its net investment income to shareholders in the form of semi-annual dividends, normally in June and December. If net capital gains are realized, the Fund will distribute them near year-end in the year in which such gains are realized. The Fund intends to comply, as it did in 1996, with the special provisions of Subchapter M of the Internal Revenue Code that relieve it from federal income tax on net investment income and capital gains currently distributed to shareholders. The Internal Revenue Code requires all regulated investment companies to pay a nondeductible 4% excise tax if at least 98% of ordinary income and 98% of capital gains are not paid out to shareholders during the year in which they are earned or realized. The Fund intends to distribute income and capital gains in such a manner as to avoid the imposition of this excise tax.

  Fund shareholders will be subject to federal income tax at ordinary rates on distributions of investment income and short-term capital gains. Distributions of net long-term capital gains are taxable to Fund shareholders as long-term capital gain regardless of the length of time shares of the Fund are held. Short-term capital gains are taxed at the same rate as an individual's ordinary income; long-term capital gains are taxed at a maximum rate of 28%. Dividends and distributions will be taxable whether received in cash or reinvested in additional shares of the Fund. Shareholders will be advised annually as to the source of distributions for tax purposes. Distributions may also be subject to state and local taxes. Shareholders not subject to tax on income will not be required to pay tax on amounts distributed from the Fund.

  The Fund's dividends and distributions are paid on a per share basis. At the time of such payment, therefore, the value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the payment of a dividend or a capital gains distribution, purchasers will pay the full price for the shares and then receive some portion of the price back as a taxable dividend or distribution.

  The foregoing is a general summary of current federal income tax law regarding the Fund. Investors should consult with their own tax adviser regarding federal, state and local tax consequences of an investment in the Fund.

DETERMINING NET ASSET VALUE PER SHARE

  The net asset value per share for purchase and redemption orders is determined once daily, as of the close of regular trading hours on the New York Stock Exchange (currently 3:00 p.m., Central time) on each day the New York Stock Exchange is open for trading. As a result, shares of the Fund will not be priced on the days which the Exchange observes: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per share is calculated by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Securities traded on one or more of the national securities exchanges are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. For securities where quotations are not readily available, or where the last quoted sale price is not considered representative of the value of that security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by Mairs and Power, Inc.

  The Fund's securities may be valued based on valuations provided by an independent pricing service. These valuations are reviewed by Mairs and Power, Inc. If Mairs and Power, Inc. believes that a valuation received from the service does not represent a fair value, it values the security by a method that Mairs and Power, Inc. believes will determine a fair value.

OTHER SERVICES

  Shareholder Reports -- Shareholders will receive a confirmation statement reflecting each purchase and redemption of Fund shares, as well as periodic statements detailing distributions made by the Fund. In addition, the Fund will send shareholders quarterly and annual reports showing its portfolio holdings and will provide tax information annually.

  Systematic Withdrawals -- Shareholders may arrange to have quarterly or monthly withdrawals of cash from an account by sending a systematic withdrawal request to the Fund. Withdrawal payments are derived from liquidation of sufficient shares from a shareholder's account to meet the designated payments. The withdrawal plan may be terminated at any time by writing to the Fund. The minimum investment to establish a systematic withdrawal program is $10,000.

  Retirement Plans -- The Fund sponsors IRA, SEP-IRA, and Keogh retirement plans, information on which is available on request from the Fund's Transfer Agent.

  Wire Instructions -- Shareholders should use the following instructions when wiring funds to Firstar Trust Company for the purchase of fund shares.
IMPORTANT: Prior to wiring any funds, the shareholder should notify Firstar Trust Company at 1-800-304-7404 that the wire will be sent and to verify the proper wire instructions so that the wire is properly applied when received.

Wire to:        Firstar Bank Milwaukee, N.A.
                ABA Number 075000022

Credit:         Firstar Trust Company
                Account 112-952-137

Further         Mairs and Power Growth Fund, Inc.
Credit:         [Shareholder Account Number]
                [Shareholder Name/Registration]

Mailing Address -- The following mailing address should be used for all written shareholder communications to Firstar Trust Company:

                Mairs and Power Growth Fund, Inc.
                Mutual Fund Services
                P.O. Box 701
                Milwaukee, WI 53201-0701

Overnight Deliveries -- Purchase orders, redemption requests or correspondence mailed by overnight courier should be sent to the Fund at:

                Mairs and Power Growth Fund, Inc.
                Mutual Fund Services
                615 East Michigan Street, 3rd Floor
                Milwaukee, WI 53202-5207

RISKS

  All investments have risks. Although the Fund cannot eliminate all risk, it seeks to moderate risk by investing in a diversified portfolio. Long-term investors, for whom the Fund is designed, should be prepared to accept fluctuations in portfolio value as the Fund seeks to achieve its investment objective. There can be no assurance, of course, that the Fund will achieve its objective.

  The Fund is subject to the general risk of adverse market conditions for equity securities. The market prices of equity securities are generally subject to greater volatility than prices of fixed income securities, such as bonds and other debt obligations. Although equity securities have generally demonstrated long-term increases in value, their prices may fluctuate markedly over the short-term due to changing market conditions, interest rate fluctuations and various economic and political factors.

                             OFFICERS AND DIRECTORS
--------------------------------------------------------------------------------

    George A. Mairs, III ............................ President and Director
    William B. Frels ................................ Secretary and Director
    Peter G. Robb .............................. Vice President and Director
    Lisa J. Hartzell ............................................. Treasurer
    Litton E.S. Field ............................................. Director
    Donald E. Garretson ........................................... Director
    J. Thomas Simonet ............................................. Director

    NEW ACCOUNT INFORMATION:

    1-800-304-7404

    SHAREHOLDER ACCOUNT INFORMATION:

    1-800-304-7404

    TRANSFER AGENT AND CUSTODIAN:

    Firstar Trust Company
    P.O. Box 701
    Milwaukee, Wisconsin 53201-0701
    (REGULAR MAIL ADDRESS)

    Mutual Fund Services
    615 East Michigan Street, 3rd Floor
    Milwaukee, Wisconsin 53202-5207
    (OVERNIGHT OR EXPRESS MAIL ADDRESS)

    INDEPENDENT AUDITORS

    Ernst & Young LLP
    1400 Pillsbury Center
    200 South Sixth Street
    Minneapolis, Minnesota 55402

    INVESTMENT ADVISER

    Mairs and Power, Inc.
    W-2602 First National Bank Building
    332 Minnesota Street
    St. Paul, Minnesota 55101-1363

                                MAIRS AND POWER
                               GROWTH FUND, INC.
                                   PROSPECTUS
                                 APRIL 30, 1997

                      MAIRS AND POWER GROWTH FUND, INC.

                     STATEMENT OF ADDITIONAL INFORMATION

                             Dated April 30, 1997


     Mairs and Power Growth Fund, Inc. (the "Fund"), is a no-load mutual fund that has as its investment objective the holding of a diversified list of securities, normally common stocks, which appear to offer marked possibilities for long-term appreciation.

     This Statement of Additional Information is not a prospectus, but contains information in addition to and more detailed than what is contained in the Fund's Prospectus. It should be read in conjunction with the Prospectus, dated April 30, 1997, which has been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling or writing the Fund. This Statement of Additional Information has been incorporated by reference into the Prospectus. The address of the Fund is W-2062 First National Bank Building,
332 Minnesota Street, St. Paul, MN 55101-1363, and its telephone number is 1-800-304-7404.



                              Table of Contents


Investment Objective and Policies. . . . . . . . . . . . . . . . . . . . . . . 2

Investment Limitations . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2

Portfolio Turnover . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

Purchasing and Redeeming Shares. . . . . . . . . . . . . . . . . . . . . . . . 3

Principal Holders of Securities. . . . . . . . . . . . . . . . . . . . . . . . 3

Officers and Directors . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

Investment Adviser . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5

Transfer Agent and Custodian . . . . . . . . . . . . . . . . . . . . . . . . . 5

Portfolio Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6

INVESTMENT OBJECTIVE AND POLICIES

     As discussed in "Investment Objective and Policies" in the Fund's Prospectus, the Fund will normally be fully invested in common stocks that appear to offer marked possibilities for long-term appreciation.

INVESTMENT LIMITATIONS

     The Fund is subject to the following restrictions which may not be changed without the approval of a majority of the shareholders of the Fund. The vote of a majority of the shareholders means the vote, at the annual or a special meeting of the security holders, of holders representing (a) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (b) more than 50% of the outstanding voting securities, whichever is less. The Fund may not:

(1) Purchase securities of any issuer if as a result, (a) more than 5% of the value of the assets of the Fund would then be invested in the securities of a single issuer (other than U.S. Government obligations), or (b) more than 10% of any class of securities, or more than 10% of the outstanding voting securities, of the issuer would then be held by the Fund;

(2) Purchase securities of other investment companies if as a result more than 5% of the Fund's total assets would then be (a) invested in the securities of that investment company, or (b) more than 10% of the Fund's assets would then be invested in securities of all investment companies;

(3)  Concentrate more than 20% of its investments in a particular industry;

(4) Purchase or sell real estate, real estate investment trusts, or other interests in real estate which are not readily marketable;

(5)  Write, purchase or sell puts, calls, or combinations thereof;

(6) Make loans (although it may acquire portions of an issuer's publicly distributed securities);

(7)  Purchase securities on margin or sell short;

(8) Borrow money, except that the Fund may borrow from banks up to 5% of its total assets to pay capital gains distributions, to pay income dividends, or to relieve an extraordinary or emergency situation, but not for investment purposes;

(9) Mortgage, pledge, hypothecate, or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund;

(10) Participate on a joint or a joint and several basis in any trading account in securities;

(11) Invest in companies for the purpose of exercising control of management;

(12) Act as an underwriter of securities of other issuers;

(13) Purchase or retain the securities of any issuer if officers and directors of the Fund or its investment adviser who own individually more than one-half of one per cent of the securities of such issuer, together own more than 5% of the securities of such issuer;

(14) Purchase or sell commodities or commodity contracts in the ordinary course of its business;

(15) Purchase or sell "restricted securities" in such a way as to become an "underwriter" within the meaning of that term as used in the Securities Act of 1933.

PORTFOLIO TURNOVER

     The annual portfolio turnover rate for the Fund was 3.19% for the year ended December 31, 1996 and 3.87% for the year ended December 31, 1995. The Fund has not placed any limit on its rate of portfolio turnover and securities may be sold without regard to the time they have been held when in the opinion of the Investment Adviser investment considerations warrant such action. Portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of securities with maturities of one year or less at the time the Fund acquired them) by the monthly average value of the securities in the Fund's portfolio during the year.

PURCHASING AND REDEEMING SHARES

     The purchase and redemption of the Fund's shares are subject to the procedures described in "Purchasing Shares" and "Redeeming Shares" in the Fund's Prospectus, which is incorporated herein by reference.

PRINCIPAL HOLDERS OF SECURITIES

     As of March 31, 1997, there were no shareholders who held more than 5% of the Fund's outstanding shares.

OFFICERS AND DIRECTORS

     The officers and directors of the Fund and their principal occupations for the last five years are set forth below. Unless otherwise noted, the address for each director and officer is 332 Minnesota Street, W-2062 First National Bank Bldg., St. Paul, MN 55101-1363.

                                   Position(s) Held               Principal Occupation(s) During
Name, Address and Age              With Registrant                Past 5 Years
---------------------              --------------------------     ----------------------------------------------
George A. Mairs, III,* 68          President and Director         President of the Investment Adviser

William B. Frels,* 57              Secretary and Director         Vice President and Secretary of the Investment
                                                                  Adviser (July 1992 to Present); Vice President
                                                                  and Senior Investment Officer, American National
                                                                  Bank and Trust Company of St. Paul, MN
                                                                  (September 1990 to June 1992)

Peter G. Robb,* 48                 Vice President and Director    Vice President of the Investment Adviser (June
                                                                  1994 to Present); Vice President and Portfolio
                                                                  Manager, First Trust, N.A., St. Paul, MN (June
                                                                  1986 to April 1994)

Lisa J. Hartzell, 52               Treasurer                      Manager of Mutual Fund Services of the
                                                                  Investment Adviser (May 1996 to Present); Fund
                                                                  Administrator of the Investment Adviser
                                                                  (February 1993 to April 1996); Paralegal,
                                                                  Oppenheimer Wolff & Donnelly Law Firm (October
                                                                  1983 to February 1993)

Litton E.S. Field, 74              Director                       Chairman, T.C. Field & Co. Insurance Agency
530 North Robert Street
St. Paul, MN  55101

Donald E. Garretson, 75            Director                       Retired Vice President, 3M Company
709 Linwood Avenue
St. Paul, MN  55105

J. Thomas Simonet, 70              Director                       Retired Chief Executive Officer, First Trust
315 Stonebridge Boulevard                                         Company
St. Paul, MN  55105


*Interested person of the Fund, as defined in the Investment Company Act of 1940.

     All of the above listed persons serve in the same officer and/or director capacities with Mairs and Power Income Fund, Inc., an open-end investment company which also retains Mairs and Power, Inc. as its investment adviser, except that Mr. Frels is President and Mr. Mairs is Secretary of that fund.

     The Fund's non-interested directors are members of the Audit Committee which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the annual audit. The Fund does not pay any remuneration to its officers and directors other than fees to Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Fund's Investment Adviser, which totaled $22,275 in 1996. As of March 31, 1997, the directors and officers of the Fund, as a group, and their spouses and minor children owned beneficially 66,819 shares, or 2.4% of the Fund.

INVESTMENT ADVISER

     Mairs and Power, Inc., a Minnesota corporation, is the Investment Adviser of the Fund. Mairs and Power, Inc. shareholders, all of whom are officers and directors of the Fund, along with their percentage ownership positions in Mairs and Power, Inc., are listed below:

               George A. Mairs, III        44.4%
               William B. Frels            35.4%
               Peter G. Robb               19.5%

     Mairs and Power, Inc. has furnished continuous investment supervision to the Fund since 1958. Mairs and Power, Inc. currently provides similar services to one other mutual fund, Mairs and Power Income Fund, Inc., the net assets of which as of December 31, 1996 were $20,565,014.

     Mairs and Power, Inc. serves as Investment Adviser to the Fund under the terms of an Investment Advisory Agreement dated March 20, 1972. The Investment Advisory Agreement must be approved annually by the Board of Directors of the Fund, including a majority of those directors who are not parties to such contract or "interested persons" of any such party as defined in the Investment Company Act of 1940, by vote cast in person at a meeting called for such purpose. The Agreement may be terminated at any time, without penalty, on sixty days' written notice by the Fund's Board of Directors, by the holders of a majority of the Fund's outstanding voting securities or by the Investment Adviser. The Agreement automatically terminates in the event of its assignment (as defined in the Investment Company Act of 1940 and the rules thereunder).

     As compensation for its services to the Fund, the Investment Adviser receives monthly compensation at the rate of one-twentieth of one percent of month-end net asset value (0.6% annually), computed and paid each month. The ratio of the management fee to average net assets in 1996 was 0.6%; the ratio of total expenses to average net assets was 0.89%. Mairs and Power, Inc. has agreed with the Fund that the expense ratio will not exceed the expense limitation of any state in which the Fund's shares are sold.

     Advisory fees paid by the Fund to Mairs and Power, Inc. amounted to $656,525 in 1996, $337,395 in 1995 and $239,597 in 1994. Under the terms of the Investment Advisory Agreement, the Investment Adviser agrees to render research, statistical and advisory services to the Fund, pay for office rental, executive salaries and executive expenses and pay all expenses related to the distribution and sale of Fund shares. All other expenses, such as brokerage commissions, fees charged by the Securities and Exchange Commission, custodian and transfer agent fees, legal and auditing fees, taxes, premiums on fidelity bonds, supplies, and all other miscellaneous expenses are borne by the Fund. No compensation was paid to any other director or officer of the Fund.

TRANSFER AGENT AND CUSTODIAN

     Firstar Trust Company acts as the Fund's Transfer Agent and Dividend Disbursing Agent and is reimbursed for all expenditures incurred in the discharge of these responsibilities. Reimbursements to Firstar Trust Company for the period May 1, 1996 through December 31, 1996 amounted to $34,037. Prior to May 1, 1996, Mairs and Power, Inc. acted as Transfer Agent and Dividend Disbursing Agent for the Fund. Reimbursements to Mairs and Power, Inc. as Transfer Agent and Dividend Disbursing Agent for the Fund amounted to $43,270 in 1996, $61,738 in 1995, and $57,563 in 1994.

     Custodial services for the Fund are performed by Firstar Trust Company, 615 East Michigan Street, Milwaukee, WI 53201, pursuant to the terms of a Custodial Agreement reviewed annually by the Board of Directors. As Custodian, Firstar Trust Company controls all securities and cash for the Fund, receives and pays for securities purchased, delivers against payment for securities sold, receives and collects income from investments, makes all payments for Fund expenses and performs other administrative services, as directed in writing by authorized officers of the Fund. For these services, Firstar Trust Company received $13,041 for the period May 1, 1996 through December 31, 1996. Prior to May 1, 1996, Norwest Bank Minnesota N.A. acted as Custodian for the Fund. For services as Custodian to the Fund, Norwest Bank Minnesota, N.A. received $8,506 in 1996, $36,851 in 1995, and $32,467 in
1994.

PORTFOLIO TRANSACTIONS

     Subject to policies established by the Board of Directors of the Fund, the Investment Adviser is responsible for the Fund's portfolio decisions and the placing of orders to effect the Fund's portfolio transactions. With respect to such transactions, the Investment Adviser seeks to obtain the best net results for the Fund taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While the Investment Adviser generally seeks reasonably competitive commission rates, the Fund will not necessarily be paying the lowest commission or spread available. The Fund has no obligation to deal with any broker or dealer in the execution of its portfolio transactions, and there is no affiliation between the Fund's officers or directors, or its Investment Adviser, and any broker-dealer or affiliated persons of any broker-dealer who executes transactions for the Fund.

     Investment decisions for the Fund are made independently from those of Mairs and Power Income Fund, Inc., also managed by Mairs and Power, Inc.
When these funds are simultaneously engaged in the purchase or sale of the same securities the transactions are averaged as to price and allocated as to amount in accordance with a formula deemed equitable to each fund. In some cases this system may adversely affect the price paid or received by the Fund, or the size of the position obtainable for the Fund.

     Decisions with respect to allocations of portfolio brokerage will be made by the Investment Adviser. Portfolio transactions are normally placed with broker-dealers which provide the Fund's Investment Adviser with research and statistical assistance. Recognizing the value of these factors, the Fund may pay brokerage commissions in excess of those which another broker might charge for effecting the same transaction, even though the research services furnished by brokers through whom the Fund effects securities transactions may benefit other clients of Mairs and Power, Inc.

     For the year 1996, the Fund paid $206,017 in brokerage fees on purchase and sale of portfolio securities. All of this amount was paid to brokers or dealers who supplied research services to the Adviser. Total brokerage fees for 1995 and 1994 amounted to $59,759 and $22,446, respectively.

FINANCIAL STATEMENTS

     The Fund's financial statements, including a listing of portfolio securities as of December 31, 1996, are included in the Fund's Annual Report to Shareholders for the year ended December 31, 1996 and are incorporated herein by reference. The financial statements have been audited by Ernst & Young LLP, independent auditors, 1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, Minnesota 55402, as set forth in their report appearing in the Annual Report and incorporated herein by reference. Additional copies of the Annual Report may be obtained, without charge, by writing or calling the Fund.

PART C.   OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements

          The financial statements identified with an asterisk (*) in the index below, together with the report of Ernst & Young LLP dated January 14, 1997, appearing on pages 3 to 10 of the 1996 Annual Report to Shareholders are incorporated by reference. With the exception of the preceding information, the Annual Report is not incorporated herein by reference and is not deemed filed as part of this Form N-1A.

                                                     Page Number In:

                                              Prospectus      Annual Report
                                              ----------      -------------
          *Financial Highlights for each of
          the ten years in the period ended
          December 31, 1996                        3                3

          *Statement of Assets and
          Liabilities at December 31, 1996                          4

          *Schedule of Investments at
          December 31, 1996                                        5-6

          *Statement of Operations for
          the year ended December 31, 1996                          7

          *Statement of Changes in Net
          Assets for the years ended
          December 31, 1996 and 1995                                8

          *Notes to Financial Statements,
          December 31, 1996                                         9

          Report of Independent Auditors                            10

Schedules are omitted for the reason that they are not required or are not applicable, or the required information is shown in the financial statements or notes thereto.

     (b)  Exhibits

          1. Articles of Incorporation. Incorporated by reference to registrant's Registration Statement on Form N-1A, No. 2-14290, Post-Effective Amendment No. 40, filed on April 9, 1990.

          2. By-laws. Incorporated by reference to registrant's Registration Statement on Form N-1A, No. 2-14290, Post-Effective Amendment No. 40, filed on April 9, 1990.

          3.   None.

          4. Articles of Incorporation, Article V. Incorporated by reference to registrant's Registration Statement on Form N-1A, No. 2-14290, Post-Effective Amendment No. 40, filed on April 9, 1990.

          5. Investment Advisory Contract. Incorporated by reference to registrant's Registration Statement on Form N-1, No. 2-14290, Post Effective Amendment No. 22, filed April, 1972.

          6.   None.

          7.   None.

          8. Custodian Agreement entered into between the Fund and Firstar Trust Company on April 15, 1996. Incorporated by reference to registrant's Registration Statement on Form N-1A No. 2-14290 Post-Effective Amendment No. 48, filed April 29, 1996.

          9.   None.

          10.  None.

          11.  Consent of Independent Auditors.

          12. Financial Statements contained in 1996 Annual Report to Shareholders (See Index, Item 24 (a), Part C, Other Information).

          13.  None.

          14. Mairs and Power, Inc. Prototype Self-Employed Money Purchase and Pension Plan, Trust, Summary Plan Description, Adoption Agreements Nos. 001 and 002, and Custody Agreement. Incorporated by reference to registrant's Registration Statement on Form N-1A, No. 2-14290, Post-Effective Amendment No. 43, filed on April 7, 1993.

          15.  None.

          16.  None.

          17.  Financial Data Schedule.

          18.  None.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          Inapplicable

Item 26.  NUMBER OF HOLDERS OF SECURITIES

          Title of Class (1)                        Number of Record Holders (2)
          --------------                            ------------------------

          Capital Stock, 10,000,000 Shares                      8,905
          Par Value one cent ($.01)                    (As of March 31, 1997)

Item 27.  INDEMNIFICATION

          The Fund's Amended and Restated Articles of Incorporation state that a director of the corporation shall have no personal liability to the corporation or its shareholders for monetary damages for breach of fiduciary duty as a director to the full extent such immunity is permitted from time to time under the Minnesota Business Corporation Act, as now enacted or hereafter amended, except as prohibited by the Investment Company Act of 1940, as amended.

          Section 302A.521 of the Minnesota Business Corporation Act provides that a Minnesota corporation shall indemnify any director, officer, or employee of the corporation made or threatened to be made a party to a proceeding, by reason of the former or present official capacity of the person, against judgments, penalties, fines, settlements and reasonable expenses incurred by the person in connection with the proceeding, provided that certain statutory standards are met. "Proceeding" means a threatened, pending or completed civil, criminal, administrative, arbitration or investigative proceeding, including one by or in the right of the corporation. Indemnification is required under Section 302A.521 only if the person (i) has not been indemnified by any other organization with respect to the same acts or omissions,
          (ii) acted in good faith, (iii) received no improper personal benefit,
          (iv) in the case of a criminal proceeding, had no reasonable cause to believe the conduct was unlawful, and (v) reasonably believed that the conduct was in the best interest of the corporation.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          Inapplicable

Item 29.  PRINCIPAL UNDERWRITERS

          Inapplicable

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

          Custodian:                           Firstar Trust Company
                                               615 East Michigan Street
                                               P.O. Box 701
                                               Milwaukee, WI 53201-0701

          Transfer Agent: Overnight Deliveries Mairs and Power Growth Fund, Inc.
                                               Mutual Fund Services
                                               615 Michigan Street, 3rd Floor
                                               Milwaukee, WI 53202-5207

          Transfer Agent: Mailing Address      Mairs and Power Growth Fund, Inc.
                                               Mutual Fund Services
                                               P.O. Box 701
                                               Milwaukee, WI 53201-0701

          Investment Adviser                   Mairs and Power, Inc.
                                               W-2062 First National Bank Bldg.
                                               332 Minnesota Street
                                               St. Paul, MN 55101-1363

Item 31.  MANAGEMENT SERVICES

          Inapplicable

Item 32.  UNDERTAKINGS

          Inapplicable

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Paul, and State of Minnesota on the 30th day of April 1997.

                              MAIRS AND POWER GROWTH FUND, INC.

                              /s/ George A. Mairs, III
                              --------------------------------------------------
                              George A. Mairs, III, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ George A. Mairs, III        President and Director
----------------------------    (Principal Executive Officer)    April 30, 1997
George A. Mairs, III


/s/ William B. Frels            Secretary and Director
----------------------------    (Principal Financial and
William B. Frels                Accounting Officer)              April 30, 1997



/s/ Peter G. Robb
----------------------------    Vice-President and Director
Peter G. Robb                                                    April 30, 1997



/s/ Litton E.S. Field
----------------------------    Director
Litton E.S. Field                                                April 30, 1997


/s/ Donald E. Garretson
---------------------------     Director
Donald E. Garretson                                              April 30, 1997


/s/ J. Thomas Simonet
---------------------------     Director
J. Thomas Simonet                                                April 30, 1997

                                  EXHIBIT INDEX

Item      Description
-----     ------------

1-10.     Not filed herewith.

11.       Consent of Independent Auditors.

12. Financial Statements contained in 1996 Annual Report to Shareholders (See Index Under Item 24 (a) in Part C).

13-16.    Not filed herewith.

17.       Financial Data Schedule.

18.       Not filed herewith.